Share capital, share premium and shares held in treasury (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Summary of Called up Share Capital Issued and Fully Paid
RELX PLC

CALLED UP SHARE CAPITAL – ISSUED AND FULLY PAID	No. of shares	2021 £m	No. of shares	2020 £m
At start of year	1,982,299,312	286	1,980,802,659	286
Issue of ordinary shares	2,662,320	–	1,496,653	–
At end of year	1,984,961,632	286	1,982,299,312	286

Summary of Share Capital

NUMBER OF ORDINARY SHARES	Year ended 31 December
	Shares in issue (millions)	Treasury shares (millions)	2021 Shares in issue net of treasury shares* (millions)	2020 Shares in issue net of treasury shares* (millions)
RELX PLC
At start of year	1,982.3	(56.3)	1,926.0	1,931.8
Issue of ordinary shares	2.7	–	2.7	1.5
Repurchase of ordinary shares	–	–	–	(7.8)
Net release of shares by the Employee Benefit Trust	–	0.7	0.7	0.5
At end of year	1,985.0	(55.6)	1,929.4	1,926.0